Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Principles of Consolidation

a) Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (or “U.S. GAAP”) and include in each of the three years in the period ended December 31, 2017 the accounts and operating results of the Company and its wholly-owned subsidiaries referred to in Note 1 above. All inter-company balances and transactions have been eliminated upon consolidation. FreeSeas as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under ASC 810 “Consolidation” a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities (“VIE”) are entities as defined under ASC 810 that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The determination of whether a reporting entity is required to consolidate another entity is based on, among other things, the other entity’s design and purpose and the reporting entity’s power, through voting or similar rights, to direct the activities of the other entity that most significantly impact the other entity’s economic performance. A controlling financial interest in a VIE is present when a company has the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE, or both. Only one reporting entity, known as the primary beneficiary, is expected to be identified as having a controlling financial interest and thus is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2017, and 2016, no such interest existed.

Use of Estimates

b) Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

c) Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, trade accounts receivable, insurance claims, prepayments and advances, and derivative contracts (interest rate swaps). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Company monitors the credit risk regarding charterer’s turnover in order to review its reliance on individual charterers. The Company does not obtain rights to collateral to reduce its credit risk. The Company is exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, the Company limits its exposure by diversifying among counter parties with high credit ratings. Credit risk with respect to trade account receivable is considered high due to the fact that the Company’s total income is derived from a few charterers. For the year ended December 31, 2017, there were no charterers individually accounted for more than 10% of the Company’s voyage revenues, two charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2016, and two charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2015 as follows:

Charterer	2017	2016	2015
A	—	73%	39%
B	—	24%	31%

Foreign Currency Translation

d) Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar because the Company’s vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company’s accounting records are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars at the year-end exchange rates. Resulting gains or losses are included in other income/loss in the accompanying consolidated statements of operations.

Cash and Cash Equivalents

e) Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Trade Receivables, net

f) Trade Receivables, net: The amount shown as Trade Receivables at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of an allowance for doubtful debts. An estimate is made of the allowance for doubtful debts based on a review of all outstanding amounts at year end, and an allowance is made for any accounts which management believes are not recoverable.

Insurance Claims

g) Insurance Claims: Insurance claims comprise claims submitted and/or claims in the process of compilation for submission (claims pending) relating to hull and machinery or protection and indemnity insurance coverage. They are recorded as incurred on the accrual basis and represent the claimable expenses incurred, net of deductibles, the recovery of which is probable under the related insurance policies and the Company can make an estimate of the amount to be reimbursed. Any non-recoverable amounts are included in accrued liabilities and depending on their nature, are classified as operating expenses or voyage expenses in the statements of operations. The classification of insurance claims (if any) into current and non-current assets is based on management’s expectations as to their collection dates.

Inventories

h) Inventories: Inventories, which are comprised of bunkers and lubricants remaining on board of the vessels at year end, are valued at the lower of cost, as determined on a first-in, first-out basis, or market.

Vessels' Cost

i) Vessels’ Cost: Vessels are stated at cost, which consists of the contract purchase price and any material expenses incurred upon acquisition (initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Otherwise, these expenditures are charged to expense as incurred.

Vessels' Depreciation

j) Vessels’ Depreciation: The cost of the Company’s vessels is depreciated on a straight-line basis over the vessels’ remaining economic useful lives from the acquisition date, after considering the estimated residual value (vessel’s residual value is equal to the product of its lightweight tonnage and estimated scrap rate). Effective April 1, 2009 and following management’s reassessment of the useful lives of the Company’s assets, the fleets useful life was increased from 27 to 28 years since the date of initial delivery from the shipyard. Management’s estimate was based on the current vessels’ operating condition, as well as the conditions prevailing in the market for the same type of vessels.

Vessels held for sale

k) Vessels held for sale: It is the Company’s policy to dispose of vessels when suitable opportunities arise and not necessarily to keep them until the end of their useful life. The Company classifies assets and disposal groups of assets as being held for sale in accordance with ASC 360, “Property, Plant and Equipment,” when the following criteria are met: (i) management possessing the necessary authority has committed to a plan to sell the asset; (ii) the asset is immediately available for sale on an “as is” basis; (iii) an active program to find the buyer and other actions required to execute the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Long-lived assets or disposal groups classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale and are classified in current assets on the consolidated balance sheet.

Impairment of Long-lived Assets

l) Impairment of Long-lived Assets: The Company follows the guidance under ASC 360, “Property, Plant and Equipment,” which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that, long-lived assets and certain identifiable intangibles held and used or disposed of by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset which is determined based on management estimates and assumptions and by making use of available market data. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 “Fair value measurements and disclosures” and are derived principally from or by corroborated or observable market data. Inputs, considered by management in determining the fair value, include independent broker’s valuations, FFA indices, average charter hire rates and other market observable data that allow value to be determined. The Company evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events have occurred which would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, management reviews certain indicators of potential impairment, such as future undiscounted net operating cash flows, vessel sales and purchases, business plans and overall market conditions. In performing the recoverability tests the Company determines future undiscounted net operating cash flows for each vessel and compares it to the vessel’s carrying value. The future undiscounted net operating cash flows are determined by considering the Company’s alternative courses of action, estimated vessel’s utilization, its scrap value, the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the unfixed days over the remaining estimated useful life of the vessel, net of vessel operating expenses adjusted for inflation, and cost of scheduled major maintenance. When the Company’s estimate of future undiscounted net operating cash flows for any vessel is lower than the vessel’s carrying value, the carrying value is written down, by recording a charge to operations, to the vessel’s fair market value.

As of December 31, 2017, the Company did not perform an impairment assessment of its long-lived asset M/V Free Neptune, since the impairment charge of $4,286 recorded last year reduced the vessel’s carrying value below her scrap value of $2,756.

Accounting for Special Survey and Dry-docking Costs

m) Accounting for Special Survey and Dry-docking Costs: Effective as of January 1, 2014, the Company changed the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred were deferred and amortized over periods of five and two and a half years, respectively. The Company now follows the direct expense method of accounting for special survey and dry-docking costs whereby costs are expensed in the period incurred for the vessels.

Financing Costs

n) Financing Costs: Fees incurred for obtaining new loans are deferred and amortized over the loans’ respective repayment periods, using the effective interest rate method. These charges are included in the balance sheet line item Deferred Charges. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, if the refinancing is deemed to be a debt extinguishment under the provision of ASC 470-50 “Debt: Modifications and Extinguishments.”

Unearned Revenue

o) Unearned Revenue: Unearned revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. These amounts are recognized as revenue over the voyage or charter period.

Interest Rate Swaps

p) Interest Rate Swaps: The Company used interest rate swaps to manage net exposure to interest rate changes related to its borrowings. Such swap agreements designated as “economic hedges” were recorded at fair value with changes in the derivatives’ fair value recognized in earnings unless specific hedge accounting criteria were met. During the years ended December 31, 2015, 2016 and 2017, there was no derivative transaction meeting such hedge accounting criteria; therefore, the change in their fair value was recognized in earnings.

Financial Instruments

q) Financial Instruments: The principal financial assets of the Company consist of cash and cash equivalents, trade receivables (net of allowance), insurance claims, prepayments and advances. The principal financial liabilities of the Company consist of accounts payable, accrued liabilities and long-term debt. The carrying amounts reflected in the accompanying consolidated balance sheets of financial assets and liabilities, approximate their respective fair values.

Fair Value Measurements

r) Fair Value Measurements: The Company follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value but does not require additional use of fair value beyond the requirements in other accounting principles.

Derivatives are considered a Level 3 fair values. The fair values are determined through Level 3 inputs of the fair value hierarchy as defined in ASC 820 “Fair value measurements and disclosures”. Level 3: Unobservable inputs that are not corroborated by market data and that are significant to the fair value of the assets or liabilities.

Fair value option

s) Fair value option: In February, 2007, the FASB issued ASC 825, “Financial Instruments,” which permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value. The Company evaluated the guidance contained in ASC 825 and elected not to report any existing financial assets or liabilities at fair value that are not already reported at fair value, therefore the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this pronouncement.

Accounting for Revenue and Expenses

t) Accounting for Revenue and Expenses: Revenue is recorded when services are rendered, the Company has a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. A voyage charter involves the carriage of a specific amount and type of cargo from specific load port(s) to specific discharge port(s), subject to various cargo handling terms, in return for payment of an agreed upon freight rate per ton of cargo. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot charters. Time charters extending three months to a year are generally referred to as medium term charters. All other time charters are considered long term. Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. A voyage is deemed to commence when a vessel is available for loading of its next fixed cargo and is deemed to end upon the completion of the discharge of the current cargo. Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average revenue over the rental periods of such charter agreements, as service is provided. Voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, except for commissions, which are always paid for by the Company, regardless of charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company’s revenues are earned. Probable losses on voyages in progress are provided for in full at the time such losses can be estimated.

Profit Sharing Arrangements

u) Profit Sharing Arrangements: From time to time, the Company has entered into profit sharing arrangements with its charterers, whereby the Company may have received additional income at an agreed percentage of net earnings earned by such charterer, where those earnings are over the base rate of hire and settled periodically during the term of the charter agreement. Revenues generated from the profit sharing arrangements are recorded in the period they are earned.

Repairs and Maintenance

v) Repairs and Maintenance: All repair and maintenance expenses, including major overhauling and underwater inspection expenses, are charged against income as incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Stock-Based Compensation

w) Stock-Based Compensation: Following the provisions of ASC 718, “Compensation- Stock Compensation” the Company recognizes all share-based payments to employees, including grants of employee stock options, in the consolidated statements of operations based on their fair values on the grant date. Compensation cost on stock-based awards with graded vesting is recognized on an accelerated basis as though each separately vesting portion of the award was in substance, a separate award.

Earnings/(Losses) per Share

x) Earnings/(Losses) per Share: Basic earnings/(losses) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company’s dilutive securities (warrants, options and restricted shares) are assumed to be exercised and the proceeds used to repurchase common shares at the weighted average market price of the Company’s common stock during the relevant periods. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) are included in the denominator of the diluted earnings/(losses) per share computation unless such inclusion would be anti-dilutive.

Segment Reporting

y) Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenues. The Company does not have discrete financial information to evaluate the operating results for each type of charter. Although revenue can be identified for these types of charters, management does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision makers, review operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Subsequent Events	z) Subsequent Events: The Company evaluates subsequent events or transactions up to the date in which the financial statements are issued according to the requirements of ASC 855.
Convertible debt instruments

aa) Convertible Debt Instruments: The Company evaluates and accounts for conversion options embedded in its convertible instruments in accordance with accounting standards for “Accounting for Derivative Instruments and Hedging Activities.” Accounting standards generally provides three criteria that, if met, require companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments. These three criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not re-measured at fair value under otherwise applicable generally accepted accounting principles with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. Professional standards also provide an exception to this rule when the host instrument is deemed to be conventional as defined under professional standards as “The Meaning of Conventional Convertible Debt Instrument.” The Company accounts for convertible instruments (when it has determined that the embedded conversion options should not be bifurcated from their host instruments) in accordance with professional standards when “Accounting for Convertible Securities with Beneficial Conversion Features,” as those professional standards pertain to “Certain Convertible Instruments.”

Accordingly, the Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their earliest date of redemption. The Company also records when necessary deemed dividends for the intrinsic value of conversion options embedded in preferred shares based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note.

ASC 815-40 provides that, among other things, generally, if an event is not within the entity’s control could or require net cash settlement, then the contract shall be classified as an asset or a liability.

The Company has determined there are derivative liabilities as of December 31, 2017. As of December 31, 2016, was deemed immaterial to the financial statements.

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of the derivative liabilities at December 31, 2017:

Market value of common stock on measurement date	$0.0001
Discount	35%-54%
Risk free interest rate (1)	2.40%
Expected life in years	0.44 - 1 year
Expected volatility (2)	711.17%
Expected dividend yield (3)	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s stock at December 31, 2017
(3)	The Company does not expect to pay a dividend in the foreseeable future.

Recent Accounting Pronouncements

bb) Recent Accounting Pronouncements:

In May 2014, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers: Topic 606, or ASU 2014-09, to supersede nearly all existing revenue recognition guidance under GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under existing GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. Adoption of ASU 2014-09 was initially required for fiscal and interim reporting periods beginning after December 15, 2016 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09; or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09.

In February 2015, the FASB issued new guidance to improve consolidation guidance for legal entities ASU No. 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis), effective for fiscal years beginning after December 15, 2015 and interim periods within those years and early adoption is permitted. The new standard is intended to improve targeted areas of the consolidation guidance for legal entities such as limited partnerships, limited liability corporations, and securitization structures. The amendments in the ASU affect the consolidation evaluation for reporting organizations. In addition, the amendments in this ASU simplify and improve current GAAP by reducing the number of consolidation models. Adoption of ASU 2015-02 did not have a material impact on the Company’s consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-01 “Income Statement-Extraordinary and Unusual Items: Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items”. The concept of extraordinary items is removed and instead items that are both unusual in nature and infrequently occurring should be presented within income from continuing operations or disclosed in notes to financial statements because those items satisfy the conditions for an item that is unusual in nature or infrequently occurring. The new accounting guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2015. Early application is permitted. Companies have the option to apply the amendments of ASU No. 2015-01 either prospectively or retrospectively. Adoption of ASU 2015-01 did not have a material impact on the Company’s consolidated financial statements.

In April 2015, FASB issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, to simplify presentation of debt issuance costs by requiring that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The ASU does not affect the recognition and measurement guidance for debt issuance costs. For public companies, the ASU is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early application is permitted. Adoption of ASU 2015-03 did not have a material impact on the Company’s results of operations, cash flows or financial condition.

In August 2015, FASB issued ASU No. 2015-14, Revenue from Contracts with Customers - Deferral of the Effective Date: Topic 606, or ASU 2015-14, that deferred the effective date of ASU 2014-09 by one year. Application of the new revenue standard is permitted for fiscal and interim reporting periods beginning after December 15, 2016 and required for fiscal and interim reporting periods beginning after December 15, 2017. The Company is currently evaluating the impact of the adoption of ASU 2014-09. The Company will be required to make additional disclosures under the new guidance. However, at this time, the Company does not expect adoption of ASU 2014-09 to have a material impact on its consolidated financial statements.

In July 2015, FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory: Topic 330, or ASU 2015-11. Topic 330 previously required an entity to measure inventory at the lower of cost or market. Market could be replacement cost, net realizable value, or net realizable value less an approximately normal profit margin. ASU 2015-11 requires that inventory measured using either the first-in-first-out (FIFO) or average cost method now be measured at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The Company adopted ASU 2015-11 at the beginning of the first quarter of 2017. Adoption of ASU 2015-11 did not have a material impact on the Company’s consolidated financial statements.

In November 2015, FASB issued ASU No. 2015-17, Balance Sheet Classification of Deferred Taxes: Topic 740, or ASU 2015-17. Current GAAP requires the deferred taxes for each jurisdiction to be presented as a net current asset or liability and net noncurrent asset or liability. This requires a jurisdiction-by-jurisdiction analysis based on the classification of the assets and liabilities to which the underlying temporary differences relate, or, in the case of loss or credit carryforwards, based on the period in which the attribute is expected to be realized. Any valuation allowance is then required to be allocated on a pro rata basis, by jurisdiction, between current and noncurrent deferred tax assets. The new guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent on the balance sheet. As a result, each jurisdiction will now only have one net noncurrent deferred tax asset or liability. The guidance does not change the existing requirement that only permits offsetting within a jurisdiction. Adoption of ASU 2015-17 did not have a material impact on the Company’s consolidated financial statements.

In February 2016, FASB issued ASU No. 2016-02, Leases: Topic 842, or ASU 2016-02, that replaces existing lease guidance. The new standard is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. Under the new guidance, leases will continue to be classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statements of Operations. Lessor accounting is largely unchanged under ASU 2016-02. Adoption of ASU 2016-02 is required for fiscal reporting periods beginning after December 15, 2018, including interim reporting periods within those fiscal years with early adoption being permitted. The new standard is required to be applied with a modified retrospective approach to each prior reporting period presented with various optional practical expedients. While the Company expects adoption to lead to a material increase in the assets and liabilities recorded on its Consolidated Balance Sheet, the Company is still evaluating the overall impact on its consolidated financial statements.

In August 2016, FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, or ASU 2016-15. The updated guidance clarifies how companies present and classify certain cash receipts and cash payments in the statement of cash flows. Adoption of ASU 2016-15 is required for fiscal reporting periods beginning after December 15, 2017, including interim reporting periods within those fiscal years with early adoption being permitted. The Company does not expect the adoption of ASU 2016-15 to have a material impact on its consolidated financial statements.

In November 2016, FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, or ASU 2016-18, which amends ASC 230 to add or clarify guidance on the classification and presentation of restricted cash in the statement of cash flows. The amended guidance requires that amounts that are deemed to be restricted cash and restricted cash equivalents be included in the cash and cash-equivalent balances in the statement of cash flows. A reconciliation between the consolidated balance sheet and the statement of cash flows must be disclosed when the consolidated balance sheet includes more than one-line item for cash, cash equivalents, restricted cash, and restricted cash equivalents. The guidance also requires that changes in restricted cash and restricted cash equivalents that result from transfers between cash, cash equivalents, and restricted cash and restricted cash equivalents should not be presented as cash flow activities in the statement of cash flows. An entity with a material balance of amounts generally described as restricted cash and restricted cash equivalents must disclose information about the nature of the restrictions. Adoption of ASU 2016-18 is required for fiscal reporting periods beginning after December 15, 2017, including interim reporting periods within those fiscal years with early adoption being permitted. The Company does not expect the adoption of ASU 2016-18 to have a material impact on its consolidated financial statements.

Any new accounting standards, not disclosed above, that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the financial statements upon adoption.